Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) m²	Jun. 21, 2022 USD ($)
Commitments: Contingencies
Contractual obligation	$ 346,250
Maximum payment for commitment milestones	$ 13,200,000
Percentage of sub license income on royalties	15.00%
Office space in square feet | m²	6,200
Lease rent per month	$ 11,625
From Period Till November 2024
Commitments: Contingencies
Lease rent per month		$ 11,625
Research and Development Arrangement
Commitments: Contingencies
Contractual obligation	$ 230,000
Minimum
Commitments: Contingencies
Percentage for royalties	2.00%
Percentage of global net sales royalties on covered products	1.50%
Maximum
Commitments: Contingencies
Percentage for royalties	3.00%
Percentage of global net sales royalties on covered products	2.50%